Stock-Based Compensation (Details)	12 Months Ended
Jun. 30, 2020 $ / shares shares
Restricted Shares
Beginning balance, Nonvested	215,063
Granted
Vested	(88,659)
Forfeited	(54,091)
Ending balance, Nonvested	72,313
Restricted Stock Units
Beginning balance
Granted	571,229
Vested	(26,965)
Forfeited	(78,470)
Ending balance	(465,794)
Total
Beginning balance	215,063
Granted	571,229
Vested	(115,624)
Forfeited	(132,561)
Ending balance	538,107
Weighted Average Grant Date Fair Value
Beginning balance | $ / shares	$ 11.99
Granted | $ / shares	7.24
Vested | $ / shares	7.25
Forfeited | $ / shares	10.83
Ending balance | $ / shares	$ 6.56